SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund
Small/Mid Cap Equity Fund
World Equity Ex-US Fund
(the "Funds")

Supplement Dated March 29, 2017
to the Prospectus dated September 30, 2016, as amended on December 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Closing and Liquidation of the Large Cap Diversified Alpha Fund

At a meeting of the Board of Trustees (the "Board") of SEI Institutional Investments Trust (the "Trust") held on March 28, 2017, the Board approved the closing and liquidation of the Large Cap Diversified Alpha Fund, a series of the Trust. The decision to liquidate was based on SEI Investments Management Corporation's ("SIMC") assessment of current market conditions and investor needs. Accordingly, the Large Cap Diversified Alpha Fund will be closed to new investors and will commence the orderly liquidation and distribution of its portfolio pursuant to a plan of liquidation approved by the Board. Each shareholder will receive its pro rata portion of the Large Cap Diversified Alpha Fund's liquidation proceeds. It is currently expected that the liquidation proceeds of the Large Cap Diversified Alpha Fund will be distributed to shareholders on or about May 1, 2017.

In anticipation of the Large Cap Diversified Alpha Fund closing, the Large Cap Diversified Alpha Fund may not be managed in accordance with its stated investment strategy and may deviate from its investment policies going forward, pending the distribution of the liquidation proceeds.

SIMC, the Large Cap Diversified Alpha Fund's adviser, will be available to consult with the current shareholders of the Large Cap Diversified Alpha Fund regarding alternative investments. As is the case with other redemptions, each shareholder's redemption, including any mandatory redemption, will constitute a taxable disposition of shares for shareholders who are subject to taxation. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

Change in the Portfolio Management of the Small/Mid Cap Equity Fund

In the Fund Summary for the Small/Mid Cap Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small/Mid Cap Equity Fund," the text relating to AllianceBernstein L.P. is hereby deleted.

Change in the Portfolio Management of the World Equity Ex-US Fund

In the Fund Summary for the World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to NFJ Investment Group LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Equity Ex-US Fund," the text relating to NFJ Investment Group LLC is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1087 (3/17)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund
Small/Mid Cap Equity Fund
World Equity Ex-US Fund
(the "Funds")

Supplement Dated March 29, 2017
to the Statement of Additional Information (the "SAI") dated September 30, 2016, as amended on December 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Closing and Liquidation of the Large Cap Diversified Alpha Fund

At a meeting of the Board of Trustees (the "Board") of SEI Institutional Investments Trust (the "Trust") held on March 28, 2017, the Board approved the closing and liquidation of the Large Cap Diversified Alpha Fund, a series of the Trust. The decision to liquidate was based on SEI Investments Management Corporation's ("SIMC") assessment of current market conditions and investor needs. Accordingly, the Large Cap Diversified Alpha Fund will be closed to new investors and will commence the orderly liquidation and distribution of its portfolio pursuant to a plan of liquidation approved by the Board. Each shareholder will receive its pro rata portion of the Large Cap Diversified Alpha Fund's liquidation proceeds. It is currently expected that the liquidation proceeds of the Large Cap Diversified Alpha Fund will be distributed to shareholders on or about May 1, 2017.

In anticipation of the Large Cap Diversified Alpha Fund closing, the Large Cap Diversified Alpha Fund may not be managed in accordance with its stated investment strategy and may deviate from its investment policies going forward, pending the distribution of the liquidation proceeds.

SIMC, the Large Cap Diversified Alpha Fund's adviser, will be available to consult with the current shareholders of the Large Cap Diversified Alpha Fund regarding alternative investments. As is the case with other redemptions, each shareholder's redemption, including any mandatory redemption, will constitute a taxable disposition of shares for shareholders who are subject to taxation. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

Change in the Portfolio Management of the Funds

On the cover page of the SAI, the reference to "NFJ Investment Group LLC" is hereby deleted.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," all references to AllianceBernstein L.P.'s management of the Small/Mid Cap Equity Fund and the text relating to "NFJ Investment Group LLC" is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," all references to AllianceBernstein L.P.'s management of the Small/Mid Cap Equity Fund and the text relating to "NFJ" is hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1088 (3/17)